Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Revenues	$ 4,220,702	[1]	$ 4,113,239	[1]	$ 3,944,540
Cost of sales	3,186,118		3,105,882		2,988,138
Gross profit	1,034,584		1,007,357		956,402
Selling, general and administrative expenses	688,952		670,609		650,655
Operating income	345,632		336,748		305,747
Interest expense, net	3,713		5,547		5,206
Income before income taxes	341,919		331,201		300,541
Income taxes	105,936		104,677		91,839
Net income	235,983		226,524		208,702
Less: net income attributable to non-controlling interest	53,173		53,595		57,315
Net income attributable to Watsco, Inc.	$ 182,810		$ 172,929		$ 151,387
Earnings per share for Common and Class B common stock:
Basic	$ 5.16	[2]	$ 4.91	[2]	$ 4.33
Diluted	$ 5.15	[2]	$ 4.90	[2]	$ 4.32

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters, and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly even during the year except for dependence on housing completions and related weather and economic conditions.
[2]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.